Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash	$ 906,043	$ 29,844
Prepaid expenses	20,409	192,712
Prepaid income taxes		83,503
Total current assets	926,452	306,059
Investments held in Trust Account	51,289,643	165,653,149
Total assets	52,216,095	165,959,208
Current liabilities:
Accounts payable and accrued expenses	533,197	114,659
Excise tax payable	1,167,245	967,916
Income tax payable	49,005
Promissory note, net of discount	550,000
Deferred advisory fee	1,155,000
Total current liabilities	9,292,665	3,394,026
Deferred advisory fee		1,155,000
Total liabilities	9,292,665	4,549,026
Commitments and Contingencies
Class A common stock subject to possible redemption, $0.0001 par value; 4,645,816 and 15,630,150 issued and outstanding shares at a redemption value of $11.03 and $10.60 per share as of December 31, 2024 and 2023, respectively	51,246,348	165,721,882
Stockholders’ Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding as of December 31, 2024 and 2023
Additional paid-in capital	6,008,775	6,984,216
Accumulated deficit	(14,332,652)	(11,296,875)
Total stockholders’ deficit	(8,322,918)	(4,311,700)
Total Liabilities, Common Stock Subject to Possible Redemption and Stockholders’ Deficit	52,216,095	165,959,208
Related Party
Current liabilities:
Due to related party	646,451	286,451
Related party loans	5,191,767	2,025,000
Class A Common Stock
Stockholders’ Deficit
Common stock value	959	959
Class B Common Stock
Stockholders’ Deficit
Common stock value